Note 10 - Noncontrolling Interest - Clyra Medical (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Other Ownership Interests [Table Text Block]
		Weighted	Weighted
	Clyra	average	average
	Options	price per	remaining
	Outstanding	share	term
Balance, December 31, 2023	1,478,921	$0.31
Granted	497,942	$0.85
Balance, December 31, 2024	1,976,863	$1.12
Granted	1,036,829	$4.41
Balance, December 31, 2025	3,013,692	$2.17	7.3
Non-vested	(854,685)	$3.97
Vested Balance, December 31, 2025	2,159,007	$1.46	8.6

Warrants Outstanding for Noncontrolling Interest [Table Text Block]
	Clyra Warrants Outstanding	Weighted average price per share	Weighted average remaining
Balance, December 31, 2023	749,911	$3.74
Granted	441,336	$6.70
Exercised	(8,065)	$3.72
Balance, December 31, 2024	1,183,182	$4.84
Granted	760,387	$7.15
Exercised	(241,073)	$6.55
Balance at December 31, 2025	1,702,496	$5.39	1.6

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
							Intercompany
Category	BioLargo	ONM	BLEST	BioLargo Canada	BETI	BEST	amounts	Totals
Accounts payable	$588	$305	$—	$100	$43	$—	$(24)	$1,012
Accrued payroll	10	85	73	22	—	9	—	199
Total								$1,211
							Intercompany
Category	BioLargo	ONM	BLEST	BioLargo Canada	BETI	BEST	amounts	Totals
Accounts payable	$221	$511	$73	$24	$31	$—	$(34)	$826
Accrued payroll	12	68	40	—	—	—	—	120
Total								$946

Clyra Medical [Member]
Notes Tables
Finance Lease, Liability, to be Paid, Maturity [Table Text Block]
Year ending,	Total
December 31, 2026	$150
December 31, 2027	150
December 31, 2028	150
Total minimum lease payments	450
Less imputed interest	(90
Total financing lease liability	$360

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Category	2025	2024
Accounts payable	$634	$247
Accrued payroll	21	30
Accrued dividend	937	590
Total	$1,592	$867